Basis of preparation	6 Months Ended
Jun. 30, 2021
Basis Of Presentation [Abstract]
Basis of preparation
Basis of preparation

The unaudited condensed consolidated interim financial statements included in this interim report have been prepared in accordance with: International Accounting Standard ('IAS') 34 'Interim financial reporting' as issued by the International Accounting Standards Boards (IASB) and adopted by the European Union ('EU') before 1 January 2021 and as adopted for use in the United Kingdom ('UK') thereafter under the European Union (Withdrawal) Act 2018; the Disclosure Guidance and Transparency Rules sourcebook ('DTR') of the Financial Conduct Authority ('FCA') applicable to interim financial reporting; and an Order under section 340 of the Australian Corporations Act 2001 issued by the Australian Securities and Investments Commission on 16 July 2021.

These unaudited condensed consolidated interim financial statements represent a ‘condensed set of financial statements’ as referred to in the DTR issued by the FCA. Accordingly, they do not include all of the information required for a full annual financial report and are to be read in conjunction with the Group’s annual financial statements for the year ended 31 December 2020 and any public announcements made by the Group during the interim reporting period.
Accounting policies
The unaudited condensed consolidated interim financial statements have been drawn up on the basis of accounting policies, methods of computation and presentation consistent with those applied in the financial statements for the year ended 31 December 2020, and in the corresponding interim period, except for the modifications set out below. This basis of accounting is referred to as ‘IFRS’ in this report. Adoption of changes to IFRS applicable in 2021 did not have a significant impact on the Group's financial statements.

During the six months to 30 June 2021, the Group did not early adopt any amendments, standards or interpretations that have been issued but are not yet mandatory.

The Group adopted Interest Rate Benchmark Reform - Phase 2 (Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16) at 1 January 2021. The amendments address the financial reporting impact from reform of the London Interbank Offered Rate (LIBOR) and other benchmark interest rates (collectively “IBOR reform”). Financial authorities have asked market participants to complete the transition to alternative Risk Free Rates (RFR). On 5 March 2021 LIBOR's administrator, ICE Benchmarks Administration (IBA) and its supervisor, the UK Financial Conduct Authority (FCA), issued statements which provide the dates that all LIBOR settings will either cease to be provided by any administrator or will no longer be representative. This will occur: immediately after 31 December 2021, for all GBP, Euro, CHF and JPY LIBOR settings, and for 1-week and 2-month USD LIBOR settings; and immediately after 30 June 2023, for the remaining USD LIBOR settings. The Group will take relevant Phase 2 practical reliefs from certain requirements in IFRS 9, IFRS 7, IFRS 4 and IFRS 16 relating to changes in the basis for determining contractual cash flows of financial assets, financial liabilities and hedge accounting.

Our hedging arrangements impacted by the reform of US LIBOR are part of the International Swaps and Derivatives Association ("ISDA") Fallbacks Protocol, which provides a global standardised mechanism for replacement of the current benchmark. At 30 June 2021, the Group has interest rate risk exposure including US$7.3 billion nominal values of fixed-rate borrowings swapped to US dollar rates in fair value hedge relationships. We expect application of the Phase 2 reliefs to result in continuation of the Group’s pre-existing hedge accounting upon amendment of designated arrangements in response to the replacement of IBOR with new benchmarks.

In addition, the Group has a number of arrangements which reference IBOR benchmarks and extend beyond 2021. These include third-party borrowings relating to the Oyu Tolgoi LLC project finance facility and other secured loans, a number of intragroup balances and certain commercial contracts. Other arrangements which currently reference IBOR benchmarks include accessible revolving lines of credit, and shareholder loan facilities. As a result of the Phase 2 relief the Group expects that no material gain or loss will arise from these updates.

Principal accounting policies

Principal accounting policy information has also been expanded to reflect changes in 2021 to the following policy:

Financial instruments - Derivatives and hedge accounting - refer to note 1(q)(iv) to the 2020 Annual Report:

The Group adopted Interest rate benchmark reform - Phase 1 (Amendments to IFRS 9, IAS 39, and IFRS 7) during the year ended 31 December 2019, and adopted Interest Rate Benchmark Reform - Phase 2 (Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16) from 1 January 2021. Phase 1 amendments allow temporary relief from applying specific hedge accounting requirements to hedging arrangements directly impacted by IBOR reform. Application of the temporary reliefs mean that IBOR reform does not result in termination of hedging relationships referencing an IBOR during the period of IBOR-related uncertainty. Phase 2 amendments allow relief from certain requirements in IFRS 9, IFRS 7, IFRS 4 and IFRS 16 relating to changes in the basis for determining contractual cash flows of financial assets, financial liabilities and hedge accounting. The principal Phase 1 relief which the Group has applied to its hedging portfolio is in the assumption that US LIBOR remains a separately identifiable component for the duration of the hedge; and the US LIBOR rates referenced by fixed-to-floating rate swaps in fair value hedge relationships do not change as the result of IBOR reform, preserving the economic relationship and allowing the related hedges to remain effective. This temporary relief ceases, on a hedge-by-hedge basis, when the designated hedge relationship is amended and application of Phase 2 reliefs begins, which will be by 30 June 2023. As a result of the Phase 2 reliefs the Group expects that no material gain or loss will arise from the IBOR reform.
International financial reporting standards mandatory beyond 2021

The Group disclosed information relating to standards and pronouncements mandatory beyond 2021 in the financial statements for the year ended 31 December 2020, Amendments to IAS 16 Property, Plant and Equipment: Proceeds before Intended Use and IAS 37 Provisions, Contingent Liabilities and Contingent Assets: Cost of Fulfilling a Contract are mandatory in 2022. Amendments to IAS 12 Income Taxes – Deferred Tax related to Assets and Liabilities arising from a Single Transaction and IFRS 17 Insurance Contracts are mandatory in 2023. Amendments to IAS 1 Presentation of financial statements: classification of liabilities is now unlikely to be mandatory any earlier than 2024. Work is underway to identify arrangements affected by adoption of these amendments and the new insurance standard and to quantify corresponding adjustments to retained earnings and restatement of previously reported amounts where applicable. Initial stages of the impact assessment have been completed, comprising internal research and consultation. We are presently undertaking detailed review and ongoing monitoring of arrangements, transactions and contracts identified as potentially impacted by these changes to IFRS. Our approach assumes that UK endorsement will result in mandatory application on a timeframe equivalent to that under IFRS and AIFRS. The Group does not propose the early adoption of any of these pronouncements.

Amendments to IAS 16 Property, Plant and Equipment: Proceeds before Intended Use (mandatory in 2022 and not yet endorsed by the UK) prohibit the deduction, from the cost of major project construction work in progress, of proceeds (net of additional processing costs) from selling items before the related item of property, plant and equipment is available for use. Under the amendment such proceeds are recognised in profit and loss together with the costs of producing those items. The amendments will result in higher reported revenue, operating costs, inventory and property plant and equipment balances (capital works in progress) relating to major development projects completed after 1 January 2020. IAS 2 Inventories will apply to the measurement of pre-production inventory and identifying the related cost may require significant estimation and judgment in the selection of an appropriate method for allocating development expenditure to such inventory. Adjustments to Group retained earnings at 1 January 2020, and restatement of the 2020 Group Income Statement and Balance Sheet upon adoption of the amendments in 2022 in respect of such projects are not expected to be material. We continue to monitor the progress of major projects under development in 2021 for relevant pre-production revenue and associated cost.

Amendments to IAS 37 Provisions, Contingent Liabilities and Contingent Assets: Cost of Fulfilling a Contract (mandatory in 2022 and not yet endorsed by the UK) specify which costs an entity includes in determining the cost of fulfilling a contract for the purpose of assessing whether the contract is onerous. Under the amendment the cost of fulfilling a contract comprises all directly related costs, comprising both incremental amounts and an allocation of other directly related expenditure. The Group currently makes provision for onerous contracts when the assets dedicated to the contract are fully impaired or the contract becomes stranded as a result of a business decision (refer to note 1(i) on page 215 of the 2020 Annual Report). From 2022, the Group will record a provision if a contract is found to be loss-making on a stand-alone basis following allocation of all directly related costs as required by the amendments to IAS 37. As required by the amendment's transition arrangements, the Group will apply the amendments in its 2022 Financial Statements without restatement, with an adjustment to retained earnings at 1 January 2022 if required.

Our impact assessment has confirmed that no adjustments in respect of the amendments will be needed to arrangements for which an onerous contract provision has already been recorded. No further arrangements have been identified to date which would be treated as onerous contracts under the revised guidance on cost of fulfilling a contract; this assessment may change if key input assumptions for contract valuation move significantly. In particular, the Group has approximately 2.1 million tonnes per annum of short- and long-term legacy alumina sales contracts which are exposed to a fixed linkage to the LME Aluminium price, with about 30% of volume commitments expiring by the end of 2023. Opportunity loss relating to these sales contracts does not indicate that they are onerous, and we estimate that a reduction of 10% in the LME Aluminium index would, other factors remaining unchanged, not result in a material adjustment at 1 January 2022. Other input price variables in alumina production, including cost of bauxite production and procurement of caustic and energy, could also have an impact on whether an adjustment to recognise an onerous contract provision is required. More information on these alumina sales contracts is provided on page 48 of the 2020 Annual Report. Other than these contracts, our impact assessment has not, to date, identified any arrangements potentially giving rise to significant onerous contract provisions under the revised cost of fulfilment approach.
International financial reporting standards mandatory beyond 2021 (continued)

This assessment reflects our current expectations as to how to apply the amendments to IAS 37. Practical application of the amendments continues to develop, and the Group continues to monitor this.

IAS 12 Income Taxes - Deferred Tax related to Assets and Liabilities arising from a Single Transaction, mandatory in 2023 and not yet endorsed by the UK. Narrow-scope amendments to IAS 12 introduce an exception to the initial recognition exemption for transactions that give rise to equal taxable and deductible temporary differences. The most significant impact from implementing these amendments is expected to be from temporary differences related to the Group's provisions for close-down and restoration / environmental and lease obligations and corresponding capitalised closure costs and right-of-use assets.

Our existing accounting policy states that “where the recognition of an asset and liability from a single transaction gives rise to equal and off-setting temporary differences, Rio Tinto applies the Initial Recognition Exemption allowed by IAS 12, and consequently recognises neither a deferred tax asset nor a deferred tax liability in respect of these temporary differences.”

Under the amendment, deferred tax assets and liabilities will be required to be recognised in respect of such temporary differences. Upon transition in 2023, the Group anticipates material adjustments (prior to required offsetting within the same tax jurisdiction) as at 1 January 2021 to deferred tax assets and deferred tax liabilities with the net difference recorded in reserves. Work is ongoing to quantify the impact, including appropriate offsets against existing deferred tax liabilities or assets in various jurisdictions. There will be no impact on tax cash flows or balance sheet tax recoverable or payable as a result of implementing these amendments and the unwind of the newly recognised deferred tax is not expected to materially impact annual profits and losses.

IFRS 17 Insurance Contracts (mandatory in 2023 and not yet endorsed by the UK) provides consistent principles for all aspects of accounting for insurance contracts. The Group continues to evaluate the impacts of this pronouncement.

The effective date for amendments to IAS 1 Presentation of financial statements: classification of liabilities has been tentatively deferred to no earlier than 1 January 2024 and is not yet endorsed by the UK. This amendment sets out specific guidance for determining the classification of liabilities as current or non-current, based on whether an entity has a substantive right to payment deferral at the reporting date. The Group continues to evaluate the impact of this amendment.
COVID-19 impact
As announced in our second quarter Operations Review on 16 July 2021, we continue to prioritise the safety of our employees, contractors, their families and the communities where we operate.

During the six months to 30 June 2021 there has been a resurgence of the virus, including second and third waves in regions where we have assets and offices including Mongolia, India, the Americas and South Africa, and we have continued to implement a range of preventive measures to keep our people safe, in accordance with government guidance. As a company, we also benefited from our host governments recognising mining as an essential business, and allowing us to continue operating. This meant people remained employed, suppliers had our business, and taxes and royalties continued to be paid.

Ongoing travel restrictions and tight labour markets add further pressure on the business and limit our ability to access additional people, particularly in Western Australia, Canada, and the asset locations most affected by virus resurgence, referred to above.

However, there has been no material adverse impact to our operations and associated financial results year-to-date as a result of COVID-19. At our Oyu Tolgoi operations, shipments have been affected by Chinese border restrictions due to increased cases of COVID-19 in Mongolia. We continue to work closely with authorities and our customers to manage the risk of supply chain disruptions.

The potential impact of COVID-19 over the next the 12 months remains uncertain, and a risk we continue to closely monitor and proactively manage.

Potential impacts may include:
•changes in the market resulting in lower demand and/or commodity prices.
•impact on shipments in response to market demand or in response to government directives restricting the movement of goods (e.g. Chinese border restrictions due to COVID-19 cases in Mongolia impacting shipments from Oyu Tolgoi).
•additional costs associated with preventative, monitoring and management measures introduced across our operations.
•labour shortages and restrictions on the movement of people and goods may inhibit our ability to progress some of our projects at planned pace.

Recognising the broad and complex impacts of the pandemic on our markets, operations and financial performance, we have chosen not to segregate COVID-19 related costs from our underlying performance metrics.

Full details of initiatives taken to date can be found on our website. However, the contents of the Rio Tinto website are not part of these condensed consolidated interim financial statements.